Condensed Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Current assets
Cash	$ 3,419,532	$ 11,779,718	$ 5,401,109
Short-term investments	1,000,000	10,000,000
Amounts receivable	4,634,997	3,050,012	2,695,315
Taxes recoverable	6,368,775	3,529,415	2,205,950
Prepaid expenses and other assets	2,065,223	965,176	850,473
Inventory	9,102,257	5,804,012	3,332,539
Total current assets	26,590,784	35,128,333	14,485,386
Exploration and evaluation assets	43,337,870	30,791,736	29,896,658
Plant, equipment and mining properties	31,951,605	27,738,747	18,593,232
Long-term investments	33,773	26,717	27,971
Reclamation bonds	713,830	108,364	105,130
Total assets	102,627,862	93,793,897	63,108,377
Current liabilities
Accounts payable and accrued liabilities	3,511,720	3,727,253	3,019,198
Amounts due to related parties	186,563	199,393	157,386
Current portion of term facility	4,000,000	4,666,667	4,666,667
Current portion of equipment loans	848,387	976,951	160,543
Current portion of finance lease obligations	1,116,377	1,434,741	1,311,956
Taxes payable	525,378	817,285	831,809
Total current liabilities	10,188,425	11,822,290	10,147,559
Term facility	4,666,667	4,666,667	5,333,333
Equipment loans	397,817	1,190,734	528,843
Finance lease obligations	1,232,773	1,376,933	1,665,848
Warrant liability	1,161,109	1,629,797
Reclamation provision	11,638,157	6,962,911	4,369,486
Deferred income tax liabilities	4,548,000	4,688,315	3,535,344
Total liabilities	33,832,948	32,337,647	25,580,413
EQUITY
Share capital	81,467,603	80,784,973	58,240,661
Equity reserves	10,581,073	9,100,033	9,330,107
Treasury shares (14,180 shares, at cost)	(97,100)	(97,100)	(97,100)
Accumulated other comprehensive loss	(4,073,466)	(6,456,187)	(6,360,914)
Accumulated deficit	(19,083,196)	(21,875,469)	(23,584,790)
Total equity	68,794,914	61,456,250	37,527,964
Total liabilities and equity	$ 102,627,862	$ 93,793,897	$ 63,108,377